Dec. 01, 2020
09.30 Fidelity Active ETFs Combo Pro-04
Supplement to theFidelity® Blue Chip Growth ETF, Fidelity® Blue Chip Value ETF and Fidelity® New Millennium ETFDecember 1, 2020Prospectus
09.30 Fidelity Active ETFs Combo Pro-04 | Fidelity New Millennium ETF
The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and is not required to publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a "Tracking Basket," which is designed to closely track the daily performance of the fund but is not the fund's actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the fund’s investments are selected (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see "Additional Information about each Fund - Tracking Basket Structure" in the prospectus.